PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 27, 2021	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Equity interests													100.00%
Equity interests													51.00%
Revenue	$ 1,684	¥ 12,216	¥ 16,072	$ 2,944	¥ 20,306		¥ 18,735		¥ 42,498
(Loss)/Profit for the year	(1,304)	(9,461)	3,673	(3,233)	(22,296)		(54,971)		22,921
Current assets	27,665			28,551						¥ 200,676	¥ 196,956	¥ 209,581
Non-current assets	50,760			17,837						368,177	123,035	123,867
Non-current liabilities	(10,387)			(11,290)						¥ (75,339)	(77,874)	(77,752)
Net cash flows used in operating activities	420	3,047	(4,482)	(1,854)	(12,786)		(12,068)		(46,526)
Net cash flows from investing activities	(145)	(1,048)	(3)	1,022	7,050		53,352		(5,168)
Net cash flows used in financing activities	$ (221)	¥ (1,602)	¥ (3,901)	(3,310)	(22,833)		(38,786)		48,595
Shanghai Onways [Member]
IfrsStatementLineItems [Line Items]
Revenue				2,944	20,306	$ 2,948	18,735	$ 5,606	35,631
Other (income)/losses				(2,248)	(15,504)	(5,084)	(32,312)	(6,036)	(38,362)
(Loss)/Profit for the year				696	4,802	(2,136)	(13,577)	(430)	(2,731)
Total comprehensive income loss for year				696	4,802	(2,136)	(13,577)	(430)	(2,731)
Current assets				28,625		29,519		30,277			197,468	187,619		¥ 192,437
Non-current assets				17,681		19,914		24,084			121,961	126,573		153,073
Current liabilities				(6,466)		(6,406)		(7,465)			(44,602)	(40,716)		(47,445)
Non-current liabilities				(11,239)		(6,334)		(5,435)			¥ (77,524)	¥ (40,259)		¥ (34,542)
Net cash flows used in operating activities				(956)	(6,588)	(1,378)	(8,758)	(7,062)	(44,883)
Net cash flows from investing activities				23	157	(237)	(1,509)	(882)	(5,608)
Net cash flows used in financing activities				(1,122)	(7,743)	(625)	(3,972)	7,660	48,688
Net decrease in cash and cash equivalents				$ (2,055)	¥ (14,174)	$ (2,240)	¥ (14,239)	$ (284)	¥ (1,803)